UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Quarter Ended:                            June 30, 2010
                                                     -----------------

Check here if Amendment [   ]; Amendment Number:
                                                     -----------------

This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Kopp Investment Advisors, LLC
            ----------------------------------------------------------
Address:    7701 France Avenue South, Suite 500
            ----------------------------------------------------------
            Edina, Minnesota 55435
            ----------------------------------------------------------

Form 13F File No:  28-03099
                   --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   John P. Flakne
        ---------------------------------------------------------------
Title:  Chief Financial Officer and Chief Compliance Officer
        ---------------------------------------------------------------
Phone:  (952) 841-0400
        ---------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ John P. Flakne               Edina, Minnesota        August 5, 2010
-----------------------------------------------------------------------
    (Signature)                     City/State               (Date)

Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None





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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                103

Form 13F Information Table Value Total:           $271,008
                                               (thousands)

List of Other Included Managers:                      None





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



                                             KOPP INVESTMENT ADVISORS, LLC
                                               FORM 13F INFORMATION TABLE

                                                    JUNE 30, 2010

                                                                                                               VOTING AUTHORITY
                                    TITLE                  VALUE            SH/ PUT/    INVESTMENT  OTHER
NAME OF ISSUER                    OF CLASS      CUSIP     (X$1000)  SHARES  PRN CALL    DISCRETION MANAGERS   SOLE    SHARED  NONE


3M Company                           COM       88579Y101      997     12,619 SH  N/A   Other         N/A       11,189         1,430
ADC Telecomm                       COM NEW     000886309    1,342    181,142 SH  N/A   Other         N/A      181,142
Adept Tech Inc.                    COM NEW     006854202    2,967    588,600 SH  N/A   Defined       N/A      588,600
Adept Tech Inc.                    COM NEW     006854202    2,111    418,905 SH  N/A   Other         N/A      418,905
Aflac Incorporated                   COM       001055102    1,049     24,575 SH  N/A   Other         N/A       21,715         2,860
Akorn, Inc.                          COM       009728106    5,765  1,940,940 SH  N/A   Other         N/A    1,739,470       201,470
American Express                     COM       025816109    1,047     26,383 SH  N/A   Other         N/A       23,048         3,335
American Superconductor Corp.        COM       030111108    2,036     76,270 SH  N/A   Other         N/A       68,295         7,975
Angiodynamics                        COM       03475V101    5,963    404,290 SH  N/A   Other         N/A      361,607        42,683
Array Biopharma Inc.                 COM       04269X105    5,261  1,725,000 SH  N/A   Defined       N/A    1,725,000
Array Biopharma Inc.                 COM       04269X105    9,006  2,952,749 SH  N/A   Other         N/A    2,719,664       233,085
ATS Medical Inc.                     COM       002083103      238     60,000 SH  N/A   Other         N/A       60,000
Aviat Networks, Inc.                 COM       05366Y102       75     20,550 SH  N/A   Other         N/A       20,550
Biosante Pharmaceuticals Inc.      COM NEW     09065V203    3,478  1,975,880 SH  N/A   Defined       N/A    1,975,880
Biosante Pharmaceuticals Inc.      COM NEW     09065V203    1,690    960,408 SH  N/A   Other         N/A      960,408
BluePhoenix Solutions, Ltd.          SHS       M20157109       19     15,800 SH  N/A   Other         N/A       15,800
Caliper Life Sciences                COM       130872104      918    215,000 SH  N/A   Defined       N/A      215,000
Caliper Life Sciences                COM       130872104    7,839  1,835,765 SH  N/A   Other         N/A    1,633,430       202,335
Cardiome Pharma Corp.              COM NEW     14159U202      163     20,000 SH  N/A   Defined       N/A       20,000
Cardiome Pharma Corp.              COM NEW     14159U202    8,387  1,029,125 SH  N/A   Other         N/A      935,435        93,690
CardioNet, Inc.                      COM       14159L103      105     19,225 SH  N/A   Other         N/A       19,225
Cepheid Inc.                         COM       15670R107      416     25,952 SH  N/A   Other         N/A       25,472           480
Clean Energy Fuels Corp.             COM       184499101    2,307    154,440 SH  N/A   Other         N/A      140,400        14,040
Compellent Technologies, Inc.        COM       20452A108    2,562    211,417 SH  N/A   Other         N/A      182,527        28,890
Comverge Inc.                        COM       205859101    3,586    400,247 SH  N/A   Other         N/A      352,437        47,810
ConocoPhillips                       COM       20825C104      788     16,058 SH  N/A   Other         N/A       14,078         1,980
Constant Contact, Inc.               COM       210313102    2,097     98,298 SH  N/A   Other         N/A       88,403         9,895
Cybersource Corp.                    COM       23251J106      646     25,317 SH  N/A   Other         N/A       25,177           140
Deere & Co                           COM       244199105      944     16,955 SH  N/A   Other         N/A       14,875         2,080
Dexcom Inc.                          COM       252131107      123     10,600 SH  N/A   Other         N/A       10,600
Diodes Inc.                          COM       254543101    2,473    155,815 SH  N/A   Other         N/A      139,365        16,450
Dow Chemical Co.                     COM       260543103      871     36,710 SH  N/A   Other         N/A       32,060         4,650
DragonWave Inc.                      COM       26144M103    1,234    206,020 SH  N/A   Other         N/A      181,460        24,560
Durect Corp.                         COM       266605104       49     20,000 SH  N/A   Defined       N/A       20,000
Durect Corp.                         COM       266605104      550    226,138 SH  N/A   Other         N/A      189,288        36,850
El Paso Corp.                        COM       28336L109      138     12,440 SH  N/A   Other         N/A       11,990           450
Emcore Corp.                         COM       290846104    4,766  5,355,000 SH  N/A   Defined       N/A    5,355,000
Emcore Corp.                         COM       290846104    1,708  1,918,900 SH  N/A   Other         N/A    1,918,900
Epicor Software Corp.                COM       29426L108      468     58,600 SH  N/A   Defined       N/A       58,600
Epicor Software Corp.                COM       29426L108       32      4,000 SH  N/A   Other         N/A        4,000
Eurand N.V.                          SHS       N31010106      208     21,480 SH  N/A   Other         N/A       21,480
Exxon Mobil                          COM       30231G102      917     16,076 SH  N/A   Other         N/A       14,193         1,883
Finisar Corp.                      COM NEW     31787A507   11,063    742,500 SH  N/A   Defined       N/A      742,500
Finisar Corp.                      COM NEW     31787A507   12,447    835,383 SH  N/A   Other         N/A      783,728        51,655
FMC Technologies, Inc.               COM       30249U101      894     16,970 SH  N/A   Other         N/A       14,900         2,070
Harmonic Inc.                        COM       413160102    1,523    280,000 SH  N/A   Defined       N/A      280,000
Harmonic Inc.                        COM       413160102       98     18,000 SH  N/A   Other         N/A       18,000
Harvard Bioscience                   COM       416906105       71     20,000 SH  N/A   Defined       N/A       20,000
Harvard Bioscience                   COM       416906105      313     87,905 SH  N/A   Other         N/A       87,905
Home Depot Inc.                      COM       437076102      856     30,485 SH  N/A   Other         N/A       26,295         4,190
Icad Inc.                            COM       44934S107    3,972  2,079,473 SH  N/A   Other         N/A    1,844,663       234,810
Iris Intl Inc                        COM       46270W105    7,000    690,336 SH  N/A   Other         N/A      624,566        65,770
Johnson & Johnson                    COM       478160104      762     12,910 SH  N/A   Other         N/A       11,590         1,320
Johnson Controls Inc.                COM       478366107    1,048     38,991 SH  N/A   Other         N/A       34,431         4,560
Kandi Technologies Corp.             COM       483709101       70     22,500 SH  N/A   Other         N/A       22,500
LTX-Credence Corp.                   COM       502403108    2,776    980,900 SH  N/A   Other         N/A      890,775        90,125
Luminex Corp.                        COM       55027E102      294     18,095 SH  N/A   Other         N/A       17,275           820
Marriott Intl. Inc.                 CL A       571903202    1,094     36,539 SH  N/A   Other         N/A       31,995         4,545
Medtox Scientific Inc.             COM NEW     584977201    7,381    600,062 SH  N/A   Other         N/A      546,142        53,920
Mindspeed Tech                     COM NEW     602682205    4,576    611,000 SH  N/A   Defined       N/A      611,000
Mindspeed Tech                     COM NEW     602682205    1,859    248,138 SH  N/A   Other         N/A      247,133         1,005
MIPS Technologies, Inc.              COM       604567107      763    149,370 SH  N/A   Other         N/A      122,095        27,275
NetScout Systems Inc.                COM       64115T104    4,266    299,977 SH  N/A   Other         N/A      262,877        37,100
Network Equipment                    COM       641208103    9,457  2,709,800 SH  N/A   Defined       N/A    2,709,800
Network Equipment                    COM       641208103    5,632  1,613,716 SH  N/A   Other         N/A    1,497,721       115,995
Northern Trust                       COM       665859104      907     19,430 SH  N/A   Other         N/A       17,560         1,870
Nuvasive Inc                         COM       670704105    3,824    107,826 SH  N/A   Other         N/A       96,586        11,240
NVE Corp                           COM NEW     629445206      262      6,015 SH  N/A   Other         N/A        6,015
Oclaro, Inc.                       COM NEW     67555N206   15,792  1,424,000 SH  N/A   Defined       N/A    1,424,000
Oclaro, Inc.                       COM NEW     67555N206    8,820    795,329 SH  N/A   Other         N/A      771,915        23,414
Oplink Communications              COM NEW     68375Q403    1,679    117,145 SH  N/A   Defined       N/A      117,145
Oplink Communications              COM NEW     68375Q403    1,058     73,822 SH  N/A   Other         N/A       73,822
Orthovita Inc.                       COM       68750U102      767    377,655 SH  N/A   Other         N/A      329,705        47,950
Pepsico Inc.                         COM       713448108      856     14,050 SH  N/A   Other         N/A       12,290         1,760
Pfizer Inc.                          COM       717081103      164     11,525 SH  N/A   Other         N/A       11,525
PLX Technology                       COM       693417107    1,487    355,000 SH  N/A   Defined       N/A      355,000
PLX Technology                       COM       693417107    4,337  1,034,983 SH  N/A   Other         N/A      945,413        89,570
PMC-Sierra Inc.                      COM       69344F106      301     40,000 SH  N/A   Other         N/A       40,000
Procter & Gamble                     COM       742718109      828     13,806 SH  N/A   Other         N/A       12,206         1,600
Quidel Corp.                         COM       74838J101    3,837    302,349 SH  N/A   Other         N/A      268,819        33,530
RAE Systems                          COM       75061P102    3,703  4,628,777 SH  N/A   Defined       N/A    4,628,777
RAE Systems                          COM       75061P102    1,725  2,156,500 SH  N/A   Other         N/A    2,156,500
Regeneron Pharma                     COM       75886F107    2,455    110,000 SH  N/A   Defined       N/A      110,000
Regeneron Pharma                     COM       75886F107    5,747    257,493 SH  N/A   Other         N/A      242,553        14,940
RF Monolithics Inc.                  COM       74955F106       12     10,000 SH  N/A   Other         N/A       10,000
RTI Biologics, Inc.                  COM       74975N105    1,699    580,000 SH  N/A   Defined       N/A      580,000
RTI Biologics, Inc.                  COM       74975N105    6,635  2,264,554 SH  N/A   Other         N/A    2,053,864       210,690
Sandisk Corp                         COM       80004C101    1,388     33,000 SH  N/A   Other         N/A       33,000
Sangamo Biosciences                  COM       800677106    2,852    768,790 SH  N/A   Defined       N/A      768,790
Sangamo Biosciences                  COM       800677106    2,709    730,154 SH  N/A   Other         N/A      695,024        35,130
Southern Company                     COM       842587107    1,035     31,100 SH  N/A   Other         N/A       27,315         3,785
Southwest Airlines Co                COM       844741108      911     82,010 SH  N/A   Other         N/A       72,295         9,715
SPDR Trust Ser 1                UNIT SER 1 S&P 78462F103      624      6,050 SH  N/A   Other         N/A        6,050
SunOpta, Inc.                        COM       8676EP108    8,657  1,976,398 SH  N/A   Other         N/A    1,799,603       176,795
Superconductor Tech                COM NEW     867931305    8,624  3,534,400 SH  N/A   Defined       N/A    3,534,400
Superconductor Tech                COM NEW     867931305    2,047    838,775 SH  N/A   Other         N/A      836,175         2,600
Tellabs Inc.                         COM       879664100      125     19,610 SH  N/A   Other         N/A       19,610
Texas Instruments Inc.               COM       882508104      935     40,145 SH  N/A   Other         N/A       35,190         4,955
Thoratec Corp.                     COM NEW     885175307    3,131     73,277 SH  N/A   Other         N/A       65,947         7,330
Verizon Comm                         COM       92343V104      797     28,457 SH  N/A   Other         N/A       25,287         3,170
Vivus Inc                            COM       928551100    2,360    245,850 SH  N/A   Other         N/A      226,650        19,200
Wells Fargo & Co.                    COM       949746101      942     36,790 SH  N/A   Other         N/A       33,360         3,430
Wireless Ronin Technologies Inc.     COM       97652A203    1,422  1,165,743 SH  N/A   Other         N/A    1,040,638       125,105

REPORT SUMMARY                       103                  271,008


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